General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies Deferred Revenue Arrangement, by Type [Table] (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2016
Newly constructed assets [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Additions	$ 104
Contracts in Barnett Shale and Mid-Continent regions [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Additions		$ 820
Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Duration Of Period For Deferred Revenue Recognition		25 years
Minimum [Member]
Deferred Revenue Arrangement [Line Items]
Duration Of Period For Deferred Revenue Recognition		1 year